Employee benefits and share-based payments (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Employee Benefits And Share-based Payments [Abstract]
At the beginning	5,485,194	5,834,676	6,324,737
Granted	(518,731)	(349,482)	(443,839)
Disposals			$ (46,222)
At the end	4,966,463	5,485,194	5,834,676